Schedule of Antidilutive Securities Earnings Per Share (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	39,924	30,521	31,587	22,638
Convertible Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	31,206	25,247	26,560	22,460
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	7,050	5,027	5,027	178
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	1,421
Preferred Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	247	247